RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2025
EBP France
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
On June 30, 2025, and 2024, the plan held 638,400 and 624,150 shares respectively, of common stock of the Procter & Gamble Company, the sponsoring employer with a cost basis of €101,281,311 and €93,635,079 respectively and a fair value of €134,927,478 and €145,525,742 respectively.
During the years ended June 30, 2025, 2024 and 2023, the Plan recorded dividend income from common stock of the Procter & Gamble Company of €1,654,439, €2,271,107 and €2,461,212 respectively.
During the years ended June 30, 2025, 2024 and 2023, the Plan’s investment in common stock of The Procter & Gamble Company, including gains and losses on investments bought and sold as well as held during the year (depreciated) appreciated in value by €(9,466,344), €13,976,519, and €1,705,439 respectively.